SHAREHOLDERS' COMPENSATION	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' COMPENSATION
SHAREHOLDERS' COMPENSATION

NOTE 28 — SHAREHOLDERS’ COMPENSATION

	12/31/2017	12/31/2016
Current
Unclaimed dividends	9,520	25,312
Dividends withheld from previous years	—	1,837
Mandatory minimum dividends for the year	8,819	435,742

	18,339	462,891

28.1 — Unclaimed Dividends

The balance of the remuneration to shareholders, demonstrated in current liabilities as of December 31, 2017 contains the sum of R$ 9,520 (R$ 25,312 as of December 31, 2016) referring to unclaimed remuneration from the years of 2014, 2015 and 2016. The remuneration for 2011 and earlier has prescribed, in accordance with the Company’s bylaws.

28.2 — Minimum mandatory dividends in the year

The Company’s bylaws establish as minimum mandatory dividend 25% of the net profit, adjusted as per corporate legislation, respecting the minimum remuneration for preferred shares in classes A and B, of 8% and 6%, respectively, of the nominal value of the Company capital for these types and classes of shares, and with the possibility of payment of interest on equity. The mandatory minimum dividends of R$ 466,984 related to the fiscal year ended December 31, 2016, pursuant to paragraph third of article 205 of Law 6,404/76 and approval of the minutes of the 167th Extraordinary General Meeting and 57th Annual General Meeting on April 28, 2017, were paid on December 19, 2017.